Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	37,721,062
Proposed Maximum Offering Price per Unit	2.68
Maximum Aggregate Offering Price	$ 101,092,446.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,960.87
Offering Note	Represents 37,721,062 shares of common stock, par value $0.001 ("Common Stock"), of Uranium Royalty Corp. (the "Company"), issuable pursuant to the Uranium Royalty Corp. 2026 Long-Term Incentive Plan (the "LTIP") and pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Common Stock that may become issuable under the LTIP as a result of any stock split, stock dividend, recapitalization or other similar transaction effected that increases the number of outstanding shares of Common Stock. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($2.80) and low ($2.56) prices of the shares of Common Stock on the Nasdaq Capital Market on July 28, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable under the LTIP as a result of any stock split, stock dividend, recapitalization or other similar transaction.